                                             UAM Funds
                                             Funds for the Informed Investor/sm/

The TS&W Portfolios
Annual Report                                October 31, 2000

                                 [LOGO OF UAM]
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UAM FUNDS                                                    THE TS&W PORTFOLIOS
                                                             OCTOBER 31, 2000
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1

Portfolios of Investments
  Equity ..................................................................    9
  Fixed Income ............................................................   12
  International Equity ....................................................   16

Statements of Assets and Liabilities ......................................   21

Statements of Operations ..................................................   22

Statements of Changes in Net Assets
  Equity ..................................................................   23
  Fixed Income ............................................................   24
  International Equity ....................................................   25

Financial Highlights
  Equity ..................................................................   26
  Fixed Income ............................................................   27
  International Equity ....................................................   28

Notes to Financial Statements .............................................   29

Report of Independent Accountants .........................................   35

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

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

November 16, 2000

Dear Shareholders:

We are pleased to provide you with our annual report for the period ended October 31, 2000 on the UAM Funds' Portfolios managed by Thompson, Siegel & Walmsley, Inc. (TS&W).

The Equity Portfolio's total net assets on October 31, 2000 were $70,195,675, the Fixed Income Portfolio's net assets were $52,774,064 and the International Equity Portfolio was valued at $115,479,009.

Participants in these Portfolios include the TS&W retirement plans, existing TS&W clients, and others seeking investment management direction from TS&W. We encourage many of our clients to pursue a balanced investment approach, utilizing a combination of these Portfolios to achieve their specific investment objectives.

The Portfolios are managed by the TS&W team of investment professionals utilizing the same investment philosophy and decision making process which has been in place at our firm for over two decades. We pursue a conservative approach that emphasizes relative values in the selection of securities. We stress quality securities and a diversified approach in structuring portfolios.

Our decision making process focuses on top-down economic analysis; fundamental analysis of economic sectors, industries, and companies; and an analysis of absolute and relative values in the market. Our long-term goal is to achieve above-average results at below-average levels of risk over a complete economic or market cycle.

TS&W Equity Portfolio

Total net assets of the TS&W Equity Portfolio were $70,195,675 on October 31, 2000. Common stocks accounted for 96.5% of the total. The remainder is held in cash reserves. For the six-month period ended October 31, 2000 the Portfolio return was 0.94% versus the S&P 500 Composite Index (our "benchmark index") return of -1.03%. The fund produced a 1.83% return over the fiscal year ended October 31, 2000, while the S&P 500 Composite Index gained 6.09%.

The S&P 500 Composite Index of large U.S. stocks recorded a daily change of at least 1% on more than one-third of all trading days in the third quarter. The stock market's volatility and lack of direction is attributable to mounting evidence of a slowdown in U.S. economic growth which is dampening corporate profit growth. Concerns about the impact of higher energy prices also weighed on markets. In addition to volatility, diminishing growth prospects led to a distinct change in market leadership that has unfolded over the course of the calendar year. Financials, electric utilities, health care, consumer staples, and aerospace and defense stocks were the best performers over this period, while the technology sector has experienced periodic sharp selloffs as investors reevaluate growth rate estimates for many companies.

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UAM FUNDS                                                   THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

The TS&W Equity Portfolio benefited from the change in market leadership in the last six months. Our best performing stocks were Fannie Mae, Duke Energy, Boeing, Abbott Laboratories and Merck. Declining stocks, including Lucent, Nortel Networks, WorldCom and Sprint suffered shared concern about a sharp slowdown in profit growth and capital spending in the telecommunications sector. During the period we eliminated our successful position in Corning, which exceeded our price target, and trimmed positions in Hewlett-Packard, Nortel Networks, Cadence Design Systems and Motorola. We continued to build positions in Chase Manhattan and Gannett, and initiated new positions in MetLife and National Semiconductor.

TS&W's outlook for the U.S. stock market remains positive. We believe that the U.S. economy will continue to grow in 2001 and that corporate profits will expand. Slower overall growth should offset the inflationary pressures generated by energy prices and an unusually tight labor market, allowing interest rates to stabilize. With much of the speculative fervor of late 1999 and early 2000 in the process of unwinding, we expect a healthy investment environment to emerge in the months ahead. We believe that the TS&W Equity Portfolio's emphasis on companies with strong business fundamentals and reasonable valuations positions the fund to benefit in this positive environment.

TS&W Fixed Income Portfolio

The TS&W Fixed Income Portfolio had total net assets of $52,774,064 on October 31, 2000. For the six-month period ended October 31, 2000 the Portfolio return was 5.13% versus the Lehman Government/Corporate Index (our "benchmark index") return of 5.44%. The Fund produced a 6.27% return over the fiscal year ended October 31, 2000, compared to a 7.11% return for the benchmark index.

The TS&W Fixed Income Portfolio's duration at the end of the quarter was 5.2 years with an effective maturity of 9.3 years. The duration of the benchmark index was 5.4 years. At fiscal year end, 25.0% of the TS&W Fixed Income Portfolio's assets were invested in Treasury or Federal Agency issues, corporate bonds represented 50.5% of total assets, 22.9% was invested in mortgage-backed securities, and cash represented 0.7%. The average credit rating of the Portfolio is AA.

Fresh evidence of slower economic growth has been beneficial to fixed income markets, even as it has raised doubts about corporate profit growth and roiled the stock market. TS&W believes that a period of slower, but more sustainable, economic growth is unfolding. Inflationary pressures brought by rising energy prices and tight labor markets remain, but the likelihood of a sharp increase in inflation diminishes as economies around the world slow down. Corporate and Agency bonds, which offer significantly higher yields than Treasury issues, should perform well as market participants become more confident that economic growth will continue in 2001. We believe the TS&W Fixed Income Portfolio is positioned to perform well in this environment.

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UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

TS&W International Equity Portfolio

The TS&W International Equity Portfolio had total net assets of $115,479,009 on October 31, 2000. The TS&W International Equity Portfolio returned 7.16% for the year ended October 31, 2000. The Morgan Stanley Capital International EAFE Index ("EAFE") (our benchmark index) declined 2.90% for that period. For the six-month period ended October 31, EAFE fell 9.01% while the Fund decreased 13.65%.

The decline in the value of Europe's currency relative to the dollar was the key challenge of the past year. European markets performed well in local currency terms over the past twelve months, rising over 20%. However, the Euro declined nearly 20% against the dollar, eliminating any gain for dollar-based investors. In contrast, currencies were not the story in Japan. A weak local bourse fell about 12% for the year, whether measured in dollars or yen.

Japan's market weakened because macro-economic and political reforms have been slow to take root. A bubble in technology stocks burst during the spring when the NASDAQ market in the US started to topple. Land prices continued to weaken putting pressure on the financial sector. Even though corporate profits are rising, the government's balance sheet continues to weaken as various industries are subsidized and/or rescued.

Information technology was the best performing sector over the past year for the EAFE index despite the worldwide sell off in technology stocks since March. It was one of the two industry sectors (out of ten) that had a positive return. The International Portfolio's substantial overweighting in this sector largely accounted for its strong performance over the year.

The TS&W International Equity Portfolio is maintaining a market weighting in Europe, and modest overweightings in the UK and Asia ex-Japan. We remain underexposed to Japan relative to the benchmark EAFE Index. Given the extraordinary recent volatility of equity markets worldwide the Portfolio remains broadly diversified by region and industry.

Respectfully Submitted,

/s/ Matthew G. Thompson

Matthew G. Thompson, CFA
Managing Director
Thompson, Siegel & Walmsley, Inc.

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UAM FUNDS                                                   THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

                         TS&W Equity Top Ten Holdings
                      (as a percentage of the Portfolio)

1. Verizon Communications (3.2%)      6. Abbott Laboratories (2.9%)
2. Kimberly-Clark (3.2%)              7. Electronic Data Systems (2.9%)
3. Duke Energy (3.1%)                 8. Chase Manhattan (2.9%)
4. Boeing (3.1%)                      9. Air Products & Chemicals (2.7%)
5. Fannie Mae (3.0%)                 10. Minnesota Mining & Manufacturing (2.7%)


                  TS&W International Equity Top Ten Holdings
                      (as a percentage of the Portfolio)

1. Vodafone Group (3.0%)              6. Assa Abloy, Cl B (2.3%)
2. HSBC Holdings (2.6%)               7. Total Fina Elf (2.2%)
3. Nomura Securities (2.6%)           8. ING Groep (2.2%)
4. Rio Tinto (2.5%)                   9. Railtrack Group (2.2%)
5. Hutchinson Whampoa (2.5%)         10. Koninklijke Philips Electronics (2.1%)

   All performance presented in this report is historical and should not be construed as a guarantee of future
   results. The investment return and principal value of an investment will fluctuate so that an investor's
  shares, when redeemed, may be worth more or less than their original cost.
    A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   There are no assurances that a portfolio will meet its stated objectives.

   A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

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UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

                     Definition of the Comparative Indices
                     -------------------------------------

Lehman Government/Corporate Index is an unmanaged index of investment grade bonds, including U.S. government treasury bonds, corporate bonds and yankee bonds.

Morgan Stanley Capital International EAFE Index is an unmanaged index comprised of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

S&P 500 Composite Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                                 TS&W EQUITY PORTFOLIOS

--------------------------------------------------------------------------------

                                    [GRAPH]

Growth of a $10,000 Investment

----------------------------------
AVERAGE ANNUAL TOTAL RETURN**
FOR PERIOD ENDED OCTOBER 31, 2000
----------------------------------
1 Year     5 Years      Since
                      7/17/92*
----------------------------------
1.83%       14.36%     12.31%
----------------------------------

                                    TS&W      S&P 500
                                   EQUITY    COMPOSITE
                                  PORTFOLIO    INDEX

                        7/17/92    10,000      10,000
                         Oct-92     9,670       9,945
                         Oct-93    11,180      11,425
                         Oct-94    11,719      11,866
                         Oct-95    13,397      15,000
                         Oct-96    16,271      18,612
                         Oct-97    20,552      24,586
                         Oct-98    22,448      29,996
                         Oct-99    25,735      37,695
                         Oct-00    26,206      39,991

 *   Beginning of operations. Index comparisons begin on 7/31/92.

** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return, and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost .

A Portfolio's performance assumes the reinvestment of all dividends and capitol gains.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

See definition of comparative indicies on page 5.

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UAM FUNDS                                           TS&W FIXED INCOME PORTFOLIO

--------------------------------------------------------------------------------

                                     [GRAPH]

Growth of a $10,000 Investment

----------------------------------
AVERAGE ANNUAL TOTAL RETURN**
FOR PERIOD ENDED OCTOBER 31, 2000
----------------------------------
1 Year     5 Years        Since
                         7/17/92*
----------------------------------
 6.27%      5.36%          5.73%
----------------------------------

                        TS&W         LEHMAN
                        FIXED      GOVERNMENT/
                       INCOME       CORPORATE
                      PORTFOLIO       INDEX

       12/19/92        10,000        10,000
         Oct-92        10,130        10,070
         Oct-93        11,277        11,445
         Oct-94        10,660        10,914
         Oct-95        12,230        12,678
         Oct-96        12,768        13,361
         Oct-97        13,841        14,538
         Oct-98        15,199        16,032
         Oct-99        14,939        15,926
         Oct-00        15,875        17,058


 *   Beginning of operations. Index comparisons begin on 7/31/92.

** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return, and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A Portfolio's performance assumes the reinvestment of all dividends and capitol gains.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

See definition of comparative indicies on page 5.

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UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                     [GRAPH]

Growth of a $10,000 Investment

----------------------------------
AVERAGE ANNUAL TOTAL RETURN**
FOR PERIOD ENDED OCTOBER 31, 2000
----------------------------------
1 Year     5 Years         Since
                         12/19/92*
----------------------------------
 7.16%      11.55%        11.61%
----------------------------------

                    TS&W INT'L    MORGAN STANLEY
                      EQUITY      CAPITAL INT'L
                     PORTFOLIO     EAFE INDEX

       12/19/92        10,000        10,000
         Oct-93        12,540        13,547
         Oct-94        13,903        14,915
         Oct-95        13,749        14,861
         Oct-96        14,947        16,419
         Oct-97        16,133        17,179
         Oct-98        16,564        18,835
         Oct-99        22,158        23,173
         Oct-00        23,744        22,501

 *   Beginning of operations. Index comparisons begin on 12/31/92.

** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return, and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A Portfolio's performance assumes the reinvestment of all dividends and capitol gains.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

See definition of comparative indicies on page 5.

UAM FUNDS                                                  TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2000
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 96.5%

                                                          Shares        Value
                                                        ----------   ----------
AEROSPACE & DEFENSE -- 3.2%
  Boeing .............................................      33,000   $2,237,812
                                                                     ----------
BANKS -- 8.1%
  Bank of America ....................................      38,000    1,826,375
  Chase Manhattan ....................................      45,000    2,047,500
  First Union ........................................      60,000    1,818,750
                                                                     ----------
                                                                      5,692,625
                                                                     ----------
BEAUTY PRODUCTS -- 1.7%
  Gillette ...........................................      35,000    1,220,625
                                                                     ----------
BUILDING & CONSTRUCTION -- 2.5%
  Masco ..............................................      60,000    1,121,250
  Vulcan Materials ...................................      15,000      630,000
                                                                     ----------
                                                                      1,751,250
                                                                     ----------
CHEMICALS -- 4.7%
  Air Products & Chemicals ...........................      52,000    1,940,250
  E.I. du Pont de Nemours ............................      30,000    1,361,250
                                                                     ----------
                                                                      3,301,500
                                                                     ----------
FINANCIAL SERVICES -- 5.7%
  Citigroup ..........................................      34,666    1,824,298
  Fannie Mae .........................................      28,000    2,156,000
                                                                     ----------
                                                                      3,980,298
                                                                     ----------
FOOD, BEVERAGE & TOBACCO -- 4.7%
  Hershey Foods ......................................      30,000    1,629,375
  Unilever ...........................................      33,000    1,676,812
                                                                     ----------
                                                                      3,306,187
                                                                     ----------
HEALTH CARE -- 2.2%
  Johnson & Johnson ..................................      17,000    1,566,125
                                                                     ----------
HOUSEWARES -- 1.6%
  General Electric ...................................      20,000    1,096,250
                                                                     ----------
INSURANCE -- 3.1%
  Chubb ..............................................      14,100    1,190,569
  Metlife* ...........................................      35,000      966,875
                                                                     ----------
                                                                      2,157,444
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                                  TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS -- continued

                                                          Shares       Value
                                                        ----------   ----------
LODGING & RESTAURANTS -- 1.3%
   McDonald's ........................................      30,000   $  930,000
                                                                     ----------
MACHINERY -- 4.4%
   Caterpillar .......................................      40,000    1,402,500
   Pall ..............................................      80,000    1,725,000
                                                                     ----------
                                                                      3,127,500
                                                                     ----------
MANUFACTURING -- 2.7%
   Minnesota Mining & Manufacturing ..................      20,000    1,932,500
                                                                     ----------
OIL & GAS -- 8.4%
   Halliburton .......................................      20,000      741,250
   Schlumberger ......................................      22,000    1,674,750
   Texaco ............................................      30,000    1,771,875
   Unocal ............................................      50,000    1,706,250
                                                                     ----------
                                                                      5,894,125
                                                                     ----------
PAPER & PAPER PRODUCTS -- 5.9%
   International Paper ...............................      50,000    1,831,250
   Kimberly-Clark ....................................      35,000    2,310,000
                                                                     ----------
                                                                      4,141,250
                                                                     ----------
PHARMACEUTICALS -- 8.0%
   Abbott Laboratories ...............................      40,000    2,112,500
   American Home Products ............................      27,000    1,714,500
   Merck .............................................      20,000    1,798,750
                                                                     ----------
                                                                      5,625,750
                                                                     ----------
PRINTING & PUBLISHING -- 2.5%
   Gannett ...........................................      30,000    1,740,000
                                                                     ----------
RETAIL -- 1.3%
   Wal-Mart Stores ...................................      19,500      884,813
                                                                     ----------
SEMICONDUCTORS/INSTRUMENTS -- 2.7%
   Agilent Technologies* .............................      15,000      694,688
   National Semiconductor* ...........................      45,000    1,170,000
                                                                     ----------
                                                                      1,864,688
                                                                     ----------
TECHNOLOGY -- 10.6%
   Cadence Design Systems* ...........................      55,000    1,412,813
   Electronic Data Systems ...........................      44,000    2,065,250

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                                  TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS -- continued

                                                          Shares       Value
                                                        ----------   ----------
TECHNOLOGY -- continued
   Hewlett-Packard ...................................      20,000   $  928,750
   Intel .............................................      30,000    1,348,125
   Microsoft* ........................................      25,000    1,721,875
                                                                     ----------
                                                                      7,476,813
                                                                     ----------
TELEPHONES & TELECOMMUNICATIONS -- 8.0%
   Avaya* ............................................       2,500       33,594
   Motorola ..........................................      50,000    1,246,875
   Nortel Networks ...................................       9,000      409,500
   Sprint (FON Group) ................................      20,000      510,000
   Verizon Communications ............................      40,000    2,312,500
   WorldCom* .........................................      45,955    1,091,431
                                                                     ----------
                                                                      5,603,900
                                                                     ----------
UTILITIES -- 3.2%
   Duke Energy .......................................      26,000    2,247,375
                                                                     ----------
   TOTAL COMMON STOCKS
    (Cost $58,653,703) ...............................               67,778,830
                                                                     ----------

SHORT-TERM INVESTMENT -- 5.5%

                                                           Face
                                                          Amount
                                                        ----------
REPURCHASE AGREEMENT -- 5.5%
   Chase Securities, Inc. 6.35%, dated 10/31/00,
    due 11/01/00, to be repurchased at $3,836,677,
    collateralized by $2,873,256 of various
    U.S. Treasury Obligations, valued at
    $3,836,075 (Cost $3,836,000) .....................  $3,836,000    3,836,000
                                                                    -----------
   TOTAL INVESTMENTS -- 102.0%
    (Cost $62,489,703) (a)  ..........................               71,614,830
                                                                    -----------
   OTHER ASSETS AND
    LIABILITIES, NET -- (2.0%)........................               (1,419,155)
                                                                    -----------
   TOTAL NET ASSETS -- 100.0%.........................              $70,195,675
                                                                    ===========

  *  Non-Income Producing Security

(a) The cost for federal income tax purposes was $62,786,230. At October 31, 2000, net unrealized appreciation for all securities based on tax cost was $8,828,600. This consisted of aggregate gross unrealized appreciation for all securities of $12,972,061, and aggregate gross unrealized depreciation for all securities of $4,143,461.


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO
                                                     OCTOBER 31, 2000
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
CORPORATE OBLIGATIONS -- 50.5%

                                                           Face
                                                          Amount        Value
                                                        ----------   ----------
AUTOMOTIVE -- 4.6%
  Ford Motor
   7.450%, 07/16/31 ..................................  $  750,000   $  690,938
  General Motors
   6.250%, 05/01/05 ..................................   1,000,000      965,000
  TRW
   6.650%, 01/15/28 ..................................   1,000,000      788,750
                                                                     ----------
                                                                      2,444,688
                                                                     ----------
BANKS -- 2.9%
  Bank of America
   7.800%, 02/15/10 ..................................   1,000,000    1,015,637
  Capital One Bank
   6.700%, 05/15/08 ..................................     549,000      503,707
                                                                     ----------
                                                                      1,519,344
                                                                     ----------
COMMUNICATIONS EQUIPMENT -- 1.4%
  Motorola
   6.500%, 09/01/25 ..................................     750,000      736,875
                                                                     ----------
COMPUTERS & SERVICES -- 5.1%
  IBM
   6.500%, 01/15/28 ..................................     750,000      660,937
  Sun Microsystems
   7.500%, 08/15/06 ..................................   2,000,000    2,030,000
                                                                     ----------
                                                                      2,690,937
                                                                     ----------
ENERGY -- 2.2%
  Conoco
   6.950%, 04/15/29 ..................................     500,000      465,000
  Enron
   6.625%, 11/15/05 ..................................     710,000      694,025
                                                                     ----------
                                                                      1,159,025
                                                                     ----------
FINANCIAL SERVICES -- 21.1%
  CIT Group Holdings
   6.375%, 08/01/02 ..................................   2,000,000    1,965,000
  Country Wide Funding
   8.250%, 07/15/02 ..................................   2,000,000    2,027,500
  Donaldson, Lufkin & Jenrette (b)
   6.910%, 09/18/02 ..................................   1,000,000      999,260
  Duke Capital
   7.500%, 10/01/09 ..................................   1,500,000    1,507,776

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO
                                                     OCTOBER 31, 2000
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- continued

                                                           Face
                                                          Amount        Value
                                                        ----------   ----------
FINANCIAL SERVICES -- continued
  First Union National Bank
   7.875%, 02/15/10 .................................. $  750,000   $   758,437
  Ford Motor Credit (b)
   7.058%, 07/16/02 ..................................  1,000,000       999,850
  Lehman Brothers
   6.625%, 04/01/04 ..................................  2,000,000     1,945,000
  TransAmerica Financial (b)
   6.890%, 05/20/02 ..................................    900,000       898,251
                                                                    -----------
                                                                     11,101,074
                                                                    -----------
MACHINERY -- 1.2%
  Caterpillar
   6.625%, 07/15/28 ..................................    750,000       635,625
                                                                    -----------
MANUFACTURING -- 0.9%
  Eaton
   6.500%, 06/01/25 ..................................    500,000       486,875
                                                                    -----------
OFFICE AUTOMATION & EQUIPMENT -- 1.4%
  Pitney Bowes
   5.500%, 04/15/04 ..................................    750,000       720,937
                                                                    -----------
REAL ESTATE -- 3.6%
  Duke Realty
   6.800%, 02/12/09 ..................................  1,000,000       930,000
  EOP Operating
   6.763%, 06/15/07 ..................................  1,000,000       953,750
                                                                    -----------
                                                                      1,883,750
                                                                    -----------
RETAIL -- 2.2%
  Wal-Mart Stores
   7.250%, 06/01/13 ..................................   1,150,000    1,165,812
                                                                    -----------
TELEPHONES & TELECOMMUNICATIONS -- 1.4%
  Worldcom (b)
   6.920%, 11/26/01 ..................................     750,000      750,952
                                                                    -----------
TRANSPORTATION -- 2.5%
  CSX
   7.450%, 05/01/07 ..................................   1,365,000    1,342,819
                                                                    -----------
  TOTAL CORPORATE OBLIGATIONS
   (Cost $27,214,027) ................................               26,638,713
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO
                                                     OCTOBER 31, 2000
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 10.2%

                                                           Face
                                                          Amount        Value
                                                        ----------   ----------
U.S. TREASURY BOND -- 6.4%
    8.125%, 08/15/19 ................................. $ 2,750,000  $ 3,397,103
                                                                    -----------
U.S. TREASURY NOTE -- 3.8%
    6.250%, 02/15/03 .................................   2,000,000    2,013,180
                                                                    -----------
  TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $4,986,014) ................................                5,410,283
                                                                    -----------


U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.8%

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 14.8%
    6.625%, 04/15/02 ...............................       750,000      751,384
    5.750%, 04/15/03 ...............................     1,500,000    1,476,840
    6.500%, 08/15/04 ...............................     1,000,000      998,900
    6.375%, 06/15/09 ...............................       500,000      489,130
    6.250%, 05/15/29 ...............................     4,370,000    4,080,488
                                                                    -----------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $7,769,090) ..............................                  7,796,742
                                                                    -----------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 22.9%

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 10.7%
    6.500%, 02/01/03 .................................   1,007,750      991,374
    7.000%, 03/01/11 .................................   1,074,261    1,068,213
    6.000%, 02/01/14 .................................   1,896,460    1,825,931
    7.500%, 04/01/29 .................................   1,748,152    1,745,408
                                                                    -----------
                                                                      5,630,926
                                                                    -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 12.2%
   12.500%, 11/15/13 .................................         389          441
    7.500%, 12/15/28 .................................   2,534,782    2,545,859
    7.000%, 03/15/29 .................................   2,159,526    2,131,171
    8.000%, 07/15/30 .................................   1,731,943    1,760,087
                                                                    -----------
                                                                      6,437,558
                                                                    -----------
  TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
    (Cost $12,281,675) ...............................               12,068,484
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO
                                                     OCTOBER 31, 2000
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 0.7%

                                                           Face
                                                          Amount        Value
                                                        ----------   ----------
REPURCHASE AGREEMENT -- 0.7%
 Chase Securities, Inc. 6.35%, dated 10/31/00,
  due 11/01/00, to be repurchased at $386,068,
  collateralized by $289,123 of various
  U.S. Treasury Obligations, valued at
  $386,008 (Cost $386,000) ...........................    $386,000  $   386,000
                                                                    -----------
 TOTAL INVESTMENTS -- 99.1%
  (Cost $52,636,806) (a)..............................               52,300,222
                                                                    -----------
 OTHER ASSETS AND LIABILITIES, NET -- 0.9%............                  473,842
                                                                    -----------
 TOTAL NET ASSETS -- 100.0%...........................              $52,774,064
                                                                    ===========

(a) The cost for federal income tax purposes was $52,642,685. At October 31, 2000, net unrealized depreciation for all securities based on tax cost was $342,463. This consisted of aggregate gross unrealized appreciation for all securities of $705,891, and aggregate gross unrealized depreciation for all securities of $1,048,354.

(b) Variable rate security -- the rate reported on the Portfolio of Investments is the rate in effect as of October 31, 2000.


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO
                                             OCTOBER 31, 2000
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FOREIGN COMMON STOCKS - 93.8%

                                                          Shares       Value
                                                       -----------  -----------
AUSTRALIA -- 1.5%
 Brambles Industries .................................      68,500  $ 1,775,509
                                                                    -----------
FINLAND -- 3.1%
 Nokia Oyj ADR .......................................      58,000    2,479,500
 Sonera Oyj ..........................................      50,800    1,117,788
                                                                    -----------
                                                                      3,597,288
                                                                    -----------
FRANCE -- 10.0%
 Alcatel .............................................      29,000    1,767,331
 Axa .................................................      15,500    2,049,497
 Cap Gemini ..........................................      10,400    1,657,228
 Castorama Dubois Investissements ....................       5,000    1,015,425
 Total Fina Elf ......................................      18,202    2,601,163
 Valeo ...............................................      22,115      961,602
 Vivendi .............................................      20,000    1,435,834
                                                                    -----------
                                                                     11,488,080
                                                                    -----------
GERMANY -- 8.0%
 Adidas-Salomon ......................................      23,500    1,080,584
 Allianz .............................................       6,300    2,138,622
 BHW Holding .........................................      73,000    1,515,933
 Deutsche Lufthansa ..................................     100,000    1,974,908
 Jenoptik ............................................      40,000    1,100,185
 Mobilcom ............................................      16,000    1,044,243
 Telegate* ...........................................       6,000      367,689
                                                                    -----------
                                                                      9,222,164
                                                                    -----------
HONG KONG -- 3.9%
 Hutchison Whampoa ...................................     228,800    2,838,327
 Li & Fung ...........................................     870,000    1,617,494
                                                                    -----------
                                                                      4,455,821
                                                                    -----------
ITALY -- 1.2%
 Telecom Italia ......................................     250,000    1,358,279
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO
                                             OCTOBER 31, 2000
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- continued


                                                          Shares       Value
                                                       -----------  -----------
JAPAN -- 15.6%
 Fujitsu .............................................     110,000  $ 1,958,421
 Nippon Telegraph & Telephone ........................         115    1,045,838
 Nomura Securities ...................................     140,000    2,968,221
 NTT Docomo ..........................................         100    2,463,596
 Ricoh ...............................................     142,000    2,184,815
 Rohm ................................................       6,000    1,511,677
 Sony ................................................      28,000    2,236,102
 Suzuki Motor ........................................     155,000    1,660,866
 Takefuji ............................................      20,000    1,978,203
                                                                     ----------
                                                                     18,007,739
                                                                     ----------
NETHERLANDS -- 7.7%
 ING Groep ...........................................      37,428    2,567,104
 Koninklijke Philips Electronics .....................      63,360    2,487,029
 TNT Post Group ......................................      99,298    2,100,758
 Vedior ..............................................     116,000    1,725,544
                                                                     ----------
                                                                      8,880,435
                                                                     ----------
SINGAPORE -- 1.7%
 Datacraft Asia* .....................................     289,000    1,979,650
                                                                     ----------
SOUTH KOREA -- 1.5%
 Samsung Electronics .................................      13,654    1,710,501
                                                                     ----------
SPAIN -- 3.7%
 Endesa ..............................................      91,200    1,484,182
 Repsol YPF ADR ......................................      82,000    1,306,875
 Telefonica* .........................................      80,000    1,523,646
                                                                     ----------
                                                                      4,314,703
                                                                     ----------
SWEDEN -- 7.1%
 Assa Abloy, Cl B.....................................     145,000    2,662,675
 LM Ericsson ADR......................................     167,000    2,317,125
 Nordic Baltic Holding................................     250,000    1,871,257
 Scandic Hotels.......................................     135,000    1,374,251
                                                                     ----------
                                                                      8,225,308
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO
                                             OCTOBER 31, 2000
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- continued


                                                          Shares       Value
                                                       -----------  -----------
SWITZERLAND -- 3.3%
 Credit Suisse Group .................................      12,000  $ 2,249,041
 Roche Holding .......................................         170    1,552,416
                                                                    -----------
                                                                      3,801,457
                                                                    -----------
UNITED KINGDOM -- 25.5%
 Avis Europe .........................................     400,000    1,045,512
 BAE Systems .........................................     364,212    2,070,535
 CGNU ................................................      98,400    1,317,415
 Colt Telecom Group ..................................      55,000    1,757,041
 Enterprise Oil ......................................     160,000    1,266,231
 Geest ...............................................     315,000    2,486,032
 Glaxo Wellcome ......................................      63,000    1,815,009
 HSBC Holdings (HKD) .................................     214,200    2,979,921
 Misys ...............................................     205,000    2,137,346
 Psion ...............................................     285,000    1,725,748
 Railtrack Group .....................................     161,371    2,497,924
 Rio Tinto ...........................................     179,227    2,901,849
 Telewest Communications* ............................     495,180      819,718
 Unilever ............................................     182,142    1,233,177
 Vodafone Group ......................................     826,539    3,441,623
                                                                    -----------
                                                                     29,495,081
                                                                    -----------
  TOTAL FOREIGN COMMON STOCKS
   (Cost $82,865,600) ................................              108,312,015
                                                                    -----------

FOREIGN CONVERTIBLE BOND -- 1.4%

                                                           Face
                                                          Amount
                                                       -----------
SWITZERLAND -- 1.4%
  Novartis, CV to 9.3660 Shares
   2.000%, 10/06/02 (Cost $1,618,497) ................  $1,100,000    1,600,500
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO
                                             OCTOBER 31, 2000
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 5.1%

                                                           Face
                                                          Amount       Value
                                                       -----------  -----------
REPURCHASE AGREEMENT -- 5.1%
  Chase Securities, Inc. 6.35%, dated 10/31/00,
        due 11/01/00, to be repurchased at $5,902,041,
        collateralized by $4,419,991 of various
        U.S. Treasury Obligations, valued at
        $5,901,115 (Cost $5,901,000)                    $5,901,000 $  5,901,000
                                                                   ------------
     TOTAL INVESTMENTS -- 100.3%
        (Cost $90,385,097) (a) .......................              115,813,515
                                                                   ------------
     OTHER ASSETS AND LIABILITIES, NET -- (0.3%) .....                 (334,506)
                                                                   ------------
     TOTAL NET ASSETS -- 100.0% ......................             $115,479,009
                                                                   ============

  *  Non-income producing security
ADR  American Depositary Receipt
 Cl  Class
 CV  Convertible security
HKD  Hong Kong Dollar
(a) The cost for federal income tax purposes was $90,385,097. At October 31, 2000, net unrealized appreciation for all securities based on tax cost was $25,428,418. This consisted of aggregate gross unrealized appreciation for all securities of $31,524,086 and an aggregate gross unrealized depreciation for all securities of $6,095,668.



The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO
                                             OCTOBER 31, 2000
--------------------------------------------------------------------------------

At October 31, 2000, sector diversification of the Portfolio was as follows:

                                                          % of         Market
Sector Diversification (Unaudited)                     Net Assets       Value
----------------------------------                    -----------     --------

Foreign Common Stocks
Aerospace & Defense ..................................       1.8%  $  2,070,535
Audio/Video ..........................................       1.9      2,236,102
Automotive ...........................................       3.2      3,667,980
Banks ................................................       7.5      8,616,152
Broadcasting, Newspapers & Advertising ...............       0.7        819,718
Computers & Services .................................       6.5      7,478,743
Consumer Goods .......................................       1.9      2,184,815
Consumer Services ....................................       1.5      1,725,544
Diversified Operations ...............................       5.2      6,049,671
Electrical Components & Equipment ....................       6.2      7,193,389
Financial Services ...................................       4.3      4,946,424
Food, Beverage & Tobacco .............................       3.2      3,719,209
Insurance ............................................       7.0      8,072,637
Lodging & Entertainment ..............................       1.2      1,374,252
Manufacturing ........................................       1.0      1,100,185
Medical Products & Services ..........................       2.9      3,367,425
Metals ...............................................       4.8      5,564,524
Petroleum & Fuel Services ............................       4.5      5,174,270
Retail ...............................................       1.8      2,096,009
Telephones & Telecommunications ......................      19.6     22,663,348
Transportation .......................................       5.7      6,573,590
Wholesale ............................................       1.4      1,617,493
                                                          ------   ------------
Total Foreign Common Stocks ..........................      93.8    108,312,015
Foreign Convertible Bond .............................       1.4      1,600,500
Repurchase Agreement .................................       5.1      5,901,000
                                                          ------   ------------
Total Investments ....................................     100.3    115,813,515
Other Assets and Liabilities, Net ....................      (0.3)      (334,506)
                                                          ------   ------------
Net Assets ...........................................     100.0%  $115,479,009
                                                          ======   ============


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                    THE TS&W PORTFOLIOS
                                                             OCTOBER 31, 2000
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                          TS&W              TS&W
                                                           TS&W           Fixed         International
                                                          Equity         Income            Equity
                                                         Portfolio      Portfolio         Portfolio
                                                         -----------    -----------     ------------
Assets
Investments, at Cost .................................   $62,489,703    $52,636,806     $ 90,385,097
                                                         ===========    ===========     ============
Investments, at Value -- Note A ......................   $71,614,830    $52,300,222     $115,813,515
Interest Receivable ..................................            --        787,379               --
Foreign Withholding Tax Reclaim Receivable ...........            --             --          110,812
Dividends Receivable .................................        91,683             --           87,760
Cash .................................................           515            812            2,300
Receivable for Portfolio Shares Sold .................        10,671          1,975          480,246
Foreign Cash (Cost $0, $0 and $69,433, respectively)..            --             --           70,991
Other Assets..........................................        15,947         10,115            9,632
                                                         -----------    -----------     ------------
 Total Assets ........................................    71,733,646     53,100,503      116,575,256
                                                         -----------    -----------     ------------
Liabilities
Payable for Investments Purchased ....................     1,449,712             --          911,434
Payable for Investment Advisory Fees -- Note B .......        41,995         19,493           97,778
Payable for Administrative Fees -- Note C ............        15,217         12,685           20,280
Payable for Distributions ............................            --        262,785               --
Payable for Portfolio Shares Redeemed ................         6,861          4,748           19,990
Payable for Custodian Fees -- Note D .................         2,750          2,750           14,000
Payable for Directors' Fees -- Note F ................           850            850            1,000
Other Liabilities ....................................        20,586         23,128           31,765
                                                         -----------    -----------     ------------
 Total Liabilities....................................     1,537,971        326,439        1,096,247
                                                         -----------    -----------     ------------
Net Assets ...........................................   $70,195,675    $52,774,064     $115,479,009
                                                         ===========    ===========     ============
Net Assets Consist of:
Paid in Capital ......................................    52,659,665     53,870,367       64,966,471
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income) .................       115,606        (22,153)         222,017
Accumulated Net Realized Gain (Loss) .................     8,295,277       (737,566)      24,874,380
Unrealized Appreciation (Depreciation) ...............     9,125,127       (336,584)      25,416,141
                                                         -----------    -----------     ------------
Net Assets ...........................................   $70,195,675    $52,774,064     $115,479,009
                                                         ===========    ===========     ============
Institutional Class Shares:
Shares Issued and Outstanding ($0.001 par value)
 (Authorized 25,000,000)..............................     5,018,869      5,229,391        5,832,068
Net Asset Value, Offering and Redemption
 Price Per Share............. ........................        $13.99         $10.09           $19.80
                                                              ======         ======           ======

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    THE TS&W PORTFOLIOS
                                             FOR THE YEAR ENDED OCTOBER 31, 2000
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                          TS&W              TS&W
                                                           TS&W           Fixed         International
                                                          Equity         Income            Equity
                                                         Portfolio      Portfolio         Portfolio
                                                         -----------    -----------     ------------
Investment Income
Dividends ............................................   $ 1,571,187    $        --     $  1,640,941
Interest .............................................        96,800      3,943,147          307,168
Less: Foreign Taxes Withheld .........................        (5,980)            --          (64,121)
                                                         -----------    -----------     ------------
 Total Income ........................................     1,662,007      3,943,147        1,883,988
                                                         -----------    -----------     ------------
Expenses
Investment Advisory Fees -- Note B ...................       610,147        264,941        1,322,231
Administrative Fees -- Note C ........................       171,923        133,879          226,179
Printing Fees ........................................        14,640         15,330           23,253
Audit Fees ...........................................        14,030         14,921           18,731
Filing and Registration Fees .........................        10,009         10,669           14,895
Custodian Fees -- Note D .............................         7,845          8,942          111,577
Directors' Fees -- Note F ............................         4,584          4,388            6,429
Shareholder Servicing Fees -- Note G  ................         3,967          4,274            9,979
Legal Fees ...........................................         3,844          2,995            7,362
Interest Expense  ....................................            --             --           16,757
Other Expenses .......................................        21,643         15,985           35,100
                                                         -----------    -----------     ------------
 Net Expenses Before Expense Offset ..................       862,632        476,324        1,792,493
                                                         -----------    -----------     ------------
Expense Offset -- Note A .............................          (830)        (5,346)         (13,187)
                                                         -----------    -----------     ------------
 Net Expenses After Expense Offset ...................       861,802        470,978        1,779,306
                                                         -----------    -----------     ------------
Net Investment Income ................................       800,205      3,472,169          104,682
                                                         -----------    -----------     ------------
Net Realized Gain (Loss) on:
  Investments ........................................     8,254,242       (705,074)      24,874,787
  Foreign Currency Transactions ......................            --             --          117,719
                                                         -----------    -----------     ------------
Net Realized Gain (Loss) on Investments and
 Foreign Currency Transactions .......................     8,254,242       (705,074)      24,992,506
                                                         -----------    -----------     ------------
Net Change in Unrealized
 Appreciation (Depreciation) on:
  Investments ........................................    (7,849,016)       522,247      (15,889,618)
  Foreign Currency Transactions ......................            --             --         (258,867)
                                                         -----------    -----------     ------------
Net Change in Unrealized Appreciation
 (Depreciation) ......................................    (7,849,016)       522,247      (16,148,485)
                                                         -----------    -----------     ------------
Net Gain (Loss) on Investments and
 Foreign Currency ....................................       405,226       (182,827)       8,844,021
                                                         -----------    -----------     ------------
Net Increase in Net Assets
 Resulting from Operations ...........................   $ 1,205,431     $3,289,342     $  8,948,703
                                                         ===========    ===========     ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  TS&W EQUITY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended     Year Ended
                                                     October 31,    October 31,
                                                        2000           1999
                                                    ------------   ------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income ..........................   $   800,205    $ 1,277,410
  Net Realized Gain ..............................     8,254,242      8,899,483
  Net Change in Unrealized Appreciation
   (Depreciation) ................................    (7,849,016)     1,805,809
                                                    ------------   ------------
  Net Increase in Net Assets Resulting
   from Operations ...............................     1,205,431     11,982,702
                                                    ------------   ------------
Distributions:
  Net Investment Income ..........................      (761,992)    (1,404,357)
  Net Realized Gain ..............................    (8,929,204)    (7,348,987)
                                                    ------------   ------------
  Total Distributions ............................    (9,691,196)    (8,753,344)
                                                    ------------   ------------
Capital Share Transactions (1):
  Issued .........................................     4,524,611     15,643,653
  In Lieu of Cash Distributions ..................     9,270,763      8,134,405
  Redeemed .......................................   (28,348,210)   (29,109,309)
                                                    ------------   ------------
  Net Decrease from Capital Share Transactions ...   (14,552,836)    (5,331,251)
                                                    ------------   ------------
   Total Decrease ................................   (23,038,601)    (2,101,893)
                                                     -----------    -----------

Net Assets:
  Beginning of Period ............................    93,234,276     95,336,169
                                                     -----------    -----------
  End of Period (including undistributed net
   investment income of $115,606 and $81,275,
     respectively) ...............................   $70,195,675    $93,234,276
                                                     ===========    ===========
(1) Shares Issued and Redeemed:
  Issued .........................................       329,279      1,009,007
  In Lieu of Cash Distributions ..................       688,021        583,015
  Redeemed .......................................    (2,043,147)    (1,965,262)
                                                     -----------    -----------
  Net Decrease from Shares Issued and Redeemed ...    (1,025,847)      (373,240)
                                                     ===========    ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended     Year Ended
                                                     October 31,    October 31,
                                                        2000            1999
                                                    ------------   ------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income ......................       $ 3,472,169   $  3,820,178
  Net Realized Loss ..........................          (705,074)       (26,614)
  Net Change in Unrealized
   Appreciation (Depreciation) ...............           522,247     (4,949,303)
                                                    ------------   ------------
  Net Increase (Decrease) in Net
  Assets Resulting from Operations ...........         3,289,342     (1,155,739)
                                                    ------------   ------------
Distributions:
  Net Investment Income ......................        (3,448,474)    (3,839,813)
  Net Realized Gain ..........................                --       (897,855)
                                                    ------------   ------------
  Total Distributions ........................        (3,448,474)    (4,737,668)
                                                    ------------   ------------
Capital Share Transactions (1):
  Issued .....................................         2,548,657     18,236,369
  In Lieu of Cash Distributions ..............         3,405,132      4,655,373
  Redeemed ...................................       (19,200,550)   (24,602,784)
                                                    ------------   ------------
  Net Decrease from Capital Share Transactions       (13,246,761)    (1,711,042)
                                                    ------------   ------------
   Total Decrease ............................       (13,405,893)    (7,604,449)
                                                    ------------   ------------

Net Assets:
  Beginning of Period ........................        66,179,957     73,784,406
                                                    ------------   ------------
  End of Period (including distributions
  in excess of net investment income of
  $(22,153) and $(45,848), respectively) .....      $ 52,774,064   $ 66,179,957
                                                    ============   ============
(1) Shares Issued and Redeemed:
  Issued .....................................           255,606      1,701,124
  In Lieu of Cash Distributions ..............           341,668        441,226
  Redeemed ...................................        (1,937,455)    (2,303,178)
                                                    ------------   ------------
  Net Decrease from Shares Issued and Redeemed        (1,340,181)      (160,828)
                                                    ============   ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended     Year Ended
                                                     October 31,    October 31,
                                                        2000           1999
                                                    ------------   ------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income ..........................  $    104,682   $    443,140
  Net Realized Gain ..............................    24,992,506     11,949,662
  Net Change in Unrealized Appreciation
   (Depreciation) on Investments and Foreign
   Currency Transactions .........................   (16,148,485)    21,431,489
                                                    ------------   ------------
  Net Increase in Net Assets Resulting
   from Operations ...............................     8,948,703     33,824,291
                                                    ------------   ------------
Distributions:
  Net Investment Income ..........................      (441,870)      (107,141)
  Net Realized Gain ..............................   (10,452,365)            --
                                                    ------------   ------------
  Total Distributions ............................   (10,894,235)      (107,141)
                                                    ------------   ------------
Capital Share Transactions (1):
  Issued .........................................    18,524,109     55,812,747
  Redemption Fees -- Note J ......................       261,050             --
  In Lieu of Cash Distributions ..................    10,720,239        106,047
  Redeemed .......................................   (26,294,202)   (92,392,025)
                                                    ------------   ------------
  Net Increase (Decrease) from
   Capital Share Transactions ....................     3,211,196    (36,473,231)
                                                    ------------   ------------
   Total Increase (Decrease) .....................     1,265,664     (2,756,081)
                                                    ------------   ------------

Net Assets:
  Beginning of Period ............................   114,213,345    116,969,426
                                                    ------------   ------------
  End of Period (including undistributed net
   investment income of $222,017 and
    $441,486, respectively) ......................  $115,479,009   $114,213,345
                                                    ============   ============
(1) Shares Issued and Redeemed:
  Issued .........................................       814,210      3,434,739
  In Lieu of Cash Distributions ..................       508,792          7,005
  Redeemed .......................................    (1,152,098)    (5,524,845)
                                                    ------------   ------------
  Net Increase (Decrease) from
    Shares Issued and Redeemed....................       170,904     (2,083,101)
                                                    ============   ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  TS&W EQUITY PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period


                                                        Years Ended October 31,
                                            -----------------------------------------------
                                              2000      1999      1998      1997      1996
                                            -------   -------   -------   -------   -------
Net Asset Value,
 Beginning of Period .....................  $ 15.42   $ 14.85   $ 16.52   $ 14.48   $ 12.47
                                            -------   -------   -------   -------   -------
Income from Investment Operations
 Net Investment Income ...................     0.14      0.23      0.26      0.27      0.26
 Net Realized and Unrealized
   Gain ..................................     0.07      1.78      1.14      3.25      2.34
                                            -------   -------   -------   -------   -------
 Total from Investment
   Operations ............................     0.21      2.01      1.40      3.52      2.60
                                            -------   -------   -------   -------   -------
Distributions:
 Net Investment Income ...................    (0.13)    (0.24)    (0.24)    (0.27)    (0.26)
 Net Realized Gain .......................    (1.51)    (1.20)    (2.83)    (1.21)    (0.33)
                                            -------   -------   -------   -------   -------
   Total Distributions ...................    (1.64)    (1.44)    (3.07)    (1.48)    (0.59)
                                            -------   -------   -------   -------   -------
Net Asset Value, End of Period ...........  $ 13.99   $ 15.42   $ 14.85   $ 16.52   $ 14.48
                                            =======   =======   =======   =======   =======
Total Return .............................     1.83%    14.64%     9.23%    26.31%    21.45%
                                            =======   =======   =======   =======   =======
Ratios and Supplemental Data
Net Assets, End of Period
  (Thousands) ............................  $70,196   $93,234   $95,336   $95,582   $81,554
Ratio of Expenses to Average
 Net Assets...............................     1.06%     1.05%     0.99%     0.99%     1.01%
Ratio of Net Investment Income
 to Average Net Assets ...................     0.99%     1.40%     1.67%     1.72%     1.93%
Portfolio Turnover Rate ..................       42%       42%       63%       42%       40%

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                         Years Ended October 31,
                                            -----------------------------------------------
                                              2000      1999      1998      1997      1996
                                            -------   -------   -------   -------   -------
Net Asset Value,
 Beginning of Period .....................  $ 10.07   $ 10.96   $ 10.54   $ 10.30   $ 10.42
                                            -------   -------   -------   -------   -------
Income from Investment Operations
 Net Investment Income ...................     0.59      0.57      0.59      0.59      0.56
 Net Realized and Unrealized
   Gain (Loss) ...........................     0.02+    (0.75)     0.42      0.24     (0.12)
                                            -------   -------   -------   -------   -------
Total from Investment
   Operations ............................     0.61     (0.18)     1.01      0.83      0.44
                                            -------   -------   -------   -------   -------
Distributions:
 Net Investment Income ...................    (0.59)    (0.58)    (0.59)    (0.59)    (0.56)
 Net Realized Gain .......................       --     (0.13)       --        --        --
                                            -------   -------   -------   -------   -------
   Total Distributions ...................    (0.59)    (0.71)    (0.59)    (0.59)    (0.56)
                                            -------   -------   -------   -------   -------
Net Asset Value, End of Period ...........  $ 10.09   $ 10.07   $ 10.96   $ 10.54   $ 10.30
                                            =======   =======   =======   =======   =======
Total Return .............................     6.27%    (1.71)%    9.81%     8.40%     4.40%
                                            =======   =======   =======   =======   =======
Ratios and Supplemental Data
Net Assets, End of Period
  (Thousands) ............................  $52,774   $66,180   $73,784   $67,987   $61,692
Ratio of Expenses to Average
 Net Assets ..............................     0.81%     0.78%     0.71%     0.72%     0.77%
Ratio of Net Investment Income
 to Average Net Assets ...................     5.93%     5.49%     5.48%     5.79%     5.50%
Portfolio Turnover Rate ..................       38%       52%       48%       36%       59%

+ The amount shown for the year ended October 31, 2000 for a share outstanding throughout the period does not accord with aggregate net gains on investments for that period because of the sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                        Years Ended October 31,
                                           ----------------------------------------------------
                                              2000      1999       1998       1997       1996
                                           --------   --------   --------   --------   --------
Net Asset Value,
 Beginning of Period ..................... $  20.17   $  15.10   $  15.14   $  14.22   $  13.22
                                           --------   --------   --------   --------   --------
Income from Investment Operations
 Net Investment Income ...................     0.02       0.08       0.06       0.07       0.10
 Net Realized and Unrealized
  Gain ...................................     1.50       5.01       0.32       1.05       1.04
                                           --------   --------   --------   --------   --------
 Total from Investment Operations ........     1.52       5.09       0.38       1.12       1.14
                                           --------   --------   --------   --------   --------
Redemption Fees ..........................     0.05         --         --         --         --
                                           --------   --------   --------   --------   --------

Distributions:
 Net Investment Income ...................    (0.08)     (0.02)     (0.08)     (0.11)     (0.14)
 Net Realized Gain .......................    (1.86)        --      (0.18)     (0.09)        --
 In Excess of Net Realized Gain ..........       --         --      (0.16)        --         --
                                           --------   --------   --------   --------   --------
  Total Distributions ....................    (1.94)     (0.02)     (0.42)     (0.20)     (0.14)
                                           --------   --------   --------   --------   --------
Net Asset Value, End of Period ........... $  19.80   $  20.17   $  15.10   $  15.14   $  14.22
                                           ========   ========   ========   ========   ========
Total Return..............................     7.16%     33.77%      2.67%      7.94%      8.71%
                                           ========   ========   ========   ========   ========
Ratios and Supplemental Data
Net Assets, End of Period
 (Thousands) ............................. $115,479   $114,213   $116,969   $115,500   $103,339
Ratio of Expenses to Average
 Net Assets ..............................     1.36%      1.37%      1.32%      1.30%      1.35%
Ratio of Net Investment Income
 to Average Net Assets ...................     0.08%      0.39%      0.42%      0.47%      0.84%
Portfolio Turnover Rate ..................       26%        21%        28%        45%        25%

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (the "Portfolios"), portfolios of UAM Funds, Inc., are diversified, open-end management investment companies. At October 31, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Portfolios. The objectives of the Portfolios are as follows:

     TS&W Equity Portfolio seeks to provide maximum long-term total return consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of relatively large companies.

     TS&W Fixed Income Portfolio seeks to provide maximum long-term total return consistent with reasonable risk to principal, by investing primarily in investment grade fixed income securities of varying maturities.

     TS&W International Equity Portfolio seeks to provide maximum long-term total return consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-United States issuers on a world-wide basis.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Accounting principles generally accepted in the United States of America may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid. Fixed income securities are stated on the basis of valuation provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. The converted value is based on the bid price of the

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

     foreign currency against U.S. dollars quoted by a pricing vendor. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Board of Directors.

          2. Federal Income Taxes: It is each Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          The TS&W International Equity Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The TS&W International Equity Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolios' custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Foreign Currency Translation: The books and records of the TS&W International Equity Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The TS&W International Equity Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

     investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the TS&W International Equity Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

          5. Forward Foreign Currency Exchange Contracts: The TS&W International Equity Portfolio may enter into forward foreign currency exchange contracts to hedge the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the TS&W International Equity Portfolio as unrealized gain or loss. The TS&W International Equity Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default.

          6. Distributions to Shareholders: The TS&W Equity Portfolio will normally distribute substantially all of its net investment income quarterly. The TS&W Fixed Income Portfolio will normally distribute substantially all of its net investment income monthly. The TS&W International Equity Portfolio will normally distribute substantially all of its net investment income annually. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions, REIT return of capital and for the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

          Permanent book and tax basis differences resulted in reclassifications as follows:

                                               Undistributed
                           Undistributed          Capital         Paid in
     TS&W Portfolios         Net Income            Gain           Capital
     ---------------       -------------       -------------    ------------
     Equity                  $  (3,882)          $ 125,657       $ (121,775)
     International Equity      117,719            (117,719)              --


          Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          7. Other: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the TS&W International Equity Portfolio is informed of the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolios are shown gross of expense offsets, if any, for custodian balance credits.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Thompson, Siegel & Walmsley, Inc. (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolios at a fee calculated at an annual rate of the average daily net assets for the month, as follows.

     TS&W Portfolios                                               Rate
     --------------------                                        --------
     Equity....................................................    0.75%
     Fixed Income .............................................    0.45%
     International Equity .....................................    1.00%

On September 25, 2000. United Asset Management was acquired by Old Mutual, Plc.

UAM FUNDS                                                   THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolios under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Investment Mutual Funds Services ("SEI"), a wholly owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST"), and UAM Shareholder Service Center ("UAMSSC") an affiliate of UAM, to assist in providing certain services to the Portfolios.

     Pursuant to the Agreement, the Portfolios pay the Administrator 0.093%, 0.073% and 0.093% per annum of the average daily net assets of the Equity, Fixed Income and International Equity Portfolios, respectively, an annual base fee of $72,500 for each of the Portfolios, and a fee based on the number of active shareholder accounts.

     For the year ended October 31, 2000, the Administrator earned the following amounts from the Portfolios' and paid the following to SEI, UAMSSC and DST for their services:

                                             Portion    Portion     Portion
                            Administration   Paid to    Paid to     Paid to
TS&W Portfolios                   Fees         SEI       UAMSSC       DST
---------------             --------------  --------   ---------   --------
Equity ...................      $171,923    $59,889     $17,214    $24,110
Fixed Income .............       133,879     53,460      14,400     21,036
International Equity .....       226,179     73,902      21,144     28,234


     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolios' assets held in accordance with the custodian agreement. As part of the custodian agreement, the custodian bank has a lien on the securities of the Portfolios to cover any advances made by the custodian to the Portfolios.

     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolios. The distributor does not receive any fee or other compensation with respect to the Portfolios.

     F. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

UAM FUNDS                                                   THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

     G. Shareholder Servicing Fees: Certain brokers, dealers, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     H. Purchases and Sales: For the year ended October 31, 2000, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

     TS&W  Portfolios                                Purchases         Sales
     ----------------                               ----------      ----------
     Equity .....................................   $33,576,606     $55,152,785
     Fixed Income................................    10,968,395      13,267,845
     International Equity .......................    32,930,263      43,058,435

     Purchases and sales of long-term U.S. Government securities were $9,048,896 and $19,277,266 respectively, for the TS&W Fixed Income Portfolio. There were no purchases or sales of long-term U.S. Government securities for the TS&W Equity Portfolio or the TS&W International Equity Portfolio.

     I. Line of Credit: The Portfolios, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. For the year ended October 31, 2000, the Portfolios had no borrowings under the agreement.

     J. Other: At October 31, 2000, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                             No. of             %
     TS&W Portfolios                       Shareholders     Ownership
     ---------------                       ------------     ---------
     Equity ..............................        1            10%
     Fixed Income ........................        1            14%
     International Equity ................        1            13%


     At October 31, 2000, the net assets of the TS&W International Equity Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

UAM FUNDS                                                   THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

     The TS&W International Equity Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 90 days. For the year ended October 31, 2000 there were $261,050 in redemption fees retained.

     At October 31, 2000, the TS&W Fixed Income Portfolio had available a capital loss carryover for Federal income tax purposes of approximately $731,688, of which $26,614 expires October 31, 2007 and $705,074 expires October 31, 2008.

UAM FUNDS                                                   THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
UAM Funds, Inc. and Shareholders of
TS&W Equity Portfolio
TS&W Fixed Income Portfolio
TS&W International Equity Portfolio

     In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (the "Portfolios"), each a portfolio of UAM Funds Inc., at October 31, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS  LLP

Boston, Massachusetts
December 15, 2000

UAM FUNDS                                                   THE TS&W PORTFOLIOS
                                                            OCTOBER 31, 2000
--------------------------------------------------------------------------------

Federal Income Tax Information (Unaudited)

At October 31, 2000, each Portfolio hereby designates the following amount as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

     TS&W Portfolios                                                  Long Term
     ---------------                                                 ----------
     Equity ....................................................      7,231,749
     International Equity ......................................     10,452,365

For the year ended October 31, 2000, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders for the TS&W Equity Portfolio was 74.9%

Foreign taxes accrued during the fiscal year ended October 31, 2000, amounted to $64,121 for the TS&W International Portfolio and are expected to be passed through to shareholders as foreign tax credits on Form 1099-Dividend for the year ending December 31, 2000, which shareholders of the Portfolio will receive in late January 2001. In addition, for the year ended October 31, 2000, gross income derived from sources within foreign countries amounted to $1,640,941 for the TS&W International Equity Portfolio. For the Year ended October 31, 2000, the percentage of income earned from direct Treasury obligations for TS&W Fixed Income Portfolio was 16.0%.

UAM FUNDS                                                   THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

Officers and Directors

James F. Orr, III                         William H. Park
Director, President and Chairman          Vice President

John   T. Bennett, Jr.                    Gary L. French
Director                                  Treasurer

Nancy J. Dunn                             Robert J. Della Croce
Director                                  Assistant Treasurer

Philip D. English                         Linda T. Gibson, Esq.
Director                                  Secretary

William A. Humenuk                        Martin J. Wolin, Esq.
Director                                  Assistant Secretary

James P. Pappas                           Theresa DelVecchio
Vice President                            Assistant Secretary

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Thompson, Siegel & Walmsley, Inc.
500 Monument Avenue
Richmond, VA 23230-0883

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110


                                       ------------------------------------
                                       This report has been prepared for
                                       shareholders and may be distributed
                                       to others only if preceded or
                                       accompanied by a current prospectus.
                                       ------------------------------------

                                                                  [LOGO OF UAM]

Supplement dated October 27, 2000, to the Annual Report of the Financials for the TS&W Equity Portfolio.

  The Annual Report is hereby supplemented to reflect the following:

  On October 27, 2000, there was a Special Meeting of Shareholders of the Fund, at which the shareholders of the Portfolio voted on the listed proposals. The following were the results of the vote:

                                                      For:    Against: Abstain:
                                                   ---------- -------- --------
1. To elect the Trustees/Directors.
  01) John T. Bennett, Jr.                         19,010,168    --    451,579
  02) Nancy J. Dunn                                19,032,354    --    429,393
  03) William A. Humenuk                           19,032,469    --    429,278
  04) Philip D. English                            19,032,469    --    429,278
  05) James F. Orr, III                            19,030,371    --    431,371

2. To approve the proposed change of the investment objective of the Fund from fundamental to non-fundamental.

                                                    3,107,880  5,090    21,577

3. To approve the proposed changes to the Fund's fundamental investment restrictions.

  a) Diversification of Investments:..............  3,112,971    --     21,577
  b) Borrowing:...................................  3,112,971    --     21,577
  c) Issuing of Senior Securities:................  3,112,971    --     21,577
  d) Underwriting:................................  3,112,971    --     21,577
  e) Industry Concentration:......................  3,112,971    --     21,577
  f) Investment in Real Estate:...................  3,112,971    --     21,577
  g) Commodities:.................................  3,112,971    --     21,577
  h) Lending:.....................................  3,112,971    --     21,577
  i) Illiquid Securities:.........................  3,112,971    --     21,577
  j) Control or Management:.......................  3,112,971    --     21,577
  k) Unseasoned Issuers:..........................  3,112,971    --     21,577
  l) Borrowing exceeding 5%:......................  3,112,971    --     21,577
  m) Pledging:....................................  3,112,971    --     21,577
  n) Margin Purchases and Short Sales:............  3,112,971    --     21,577
  o) Directors' Ownership of Shares:..............  3,112,971    --     21,577
  p) Interest in Oil, Gas or Other Mineral
     Exploration or Development Programs:.........  3,112,971    --     21,577
  q) Futures and Options:.........................  3,112,971    --     21,577

       For:    Against: Abstain:
     --------- -------- --------

4. To ratify the selection of PricewaterhouseCoopers LLP as the independent auditors.
     3,133,466   --      21,577

5. To approve an Interim Investment Advisory Agreement between each Fund and its investment adviser.
     3,133,466   --      21,577

6. To approve an Investment Advisory Agreement between the Fund and its investment adviser, subject to completion of the merger between United Asset
Management Corporation and Old Mutual Plc.
     3,133,466   --      21,577

Supplement dated October 27, 2000, to the Annual Report of the Financials for the TS&W Fixed Income Portfolio.

  The Annual Report is hereby supplemented to reflect the following:

  On October 27, 2000, there was a Special Meeting of Shareholders of the Fund, at which the shareholders of the Portfolio voted on the listed proposals. The following were the results of the vote:

                                                      For:    Against: Abstain:
                                                   ---------- -------- --------
1. To elect the Trustees/Directors.
  06) John T. Bennett, Jr.                         19,010,168   --     451,579
  07) Nancy J. Dunn                                19,032,354   --     429,393
  08) William A. Humenuk                           19,032,469   --     429,278
  09) Philip D. English                            19,032,469   --     429,278
  10) James F. Orr, III                            19,030,371   --     431,371

2. To approve the proposed change of the investment objective of the Fund from fundamental to non-fundamental.
                                                    3,531,575   --       3,173

3. To approve the proposed changes to the Fund's fundamental investment restrictions.

  a) Diversification of Investments:..............  3,531,145   --       3,603
  b) Borrowing:...................................  3,531,145   --       3,603
  c) Issuing of Senior Securities:................  3,531,145   --       3,603
  d) Underwriting:................................  3,531,145   --       3,603
  e) Industry Concentration:......................  3,531,145   --       3,603
  f) Investment in Real Estate:...................  3,531,145   --       3,603
  g) Commodities:.................................  3,531,145   --       3,603
  h) Lending:.....................................  3,531,145   --       3,603
  i) Illiquid Securities:.........................  3,531,145   --       3,603
  j) Control or Management:.......................  3,531,145   --       3,603
  k) Unseasoned Issuers:..........................  3,531,145   --       3,603
  l) Borrowing exceeding 5%:......................  3,531,145   --       3,603
  m) Pledging:....................................  3,531,145   --       3,603
  n) Margin Purchases and Short Sales:............  3,531,145   --       3,603
  o) Directors' Ownership of Shares:..............  3,531,145   --       3,603
  p) Interest in Oil, Gas or Other Mineral
     Exploration or Development Programs:.........  3,531,145   --       3,603
  q) Futures and Options:.........................  3,531,145   --       3,603

4. To ratify the selection of PricewaterhouseCoopers LLP as the independent auditors.
                                                    3,593,876   --       3,602

                              For:    Against: Abstain:
                           ---------- -------- --------

5. To approve an Interim Investment Advisory Agreement between each Fund and its investment adviser.
                            3,593,876    --      3,602

6. To approve an Investment Advisory Agreement between the Fund and its investment adviser, subject to completion of the merger between United Asset
Management Corporation and Old Mutual Plc.
                            3,593,876    --      3,602

Supplement dated October 27, 2000, to the Annual Report of the Financials for the TS&W International Equity Portfolio.

  The Annual Report is hereby supplemented to reflect the following:

  On October 27, 2000, there was a Special Meeting of Shareholders of the
  Fund, at which the shareholders of the Portfolio voted on the listed proposals. The following were the results of the vote:
                              For:    Against: Abstain:
                           ---------- -------- --------
1. To elect the Trustees/Directors.
  11) John T. Bennett, Jr. 19,010,168    --    451,579
  12) Nancy J. Dunn        19,032,354    --    429,393
  13) William A. Humenuk   19,032,469    --    429,278
  14) Philip D. English    19,032,469    --    429,278
  15) James F. Orr, III    19,030,371    --    431,371

2. To approve the proposed change of the investment objective of the Fund from fundamental to non-fundamental.
                            3,374,225  5,914    10,539

                                 For:    Against: Abstain:
                               --------- -------- --------

3. To approve the proposed changes to the Fund's fundamental investment restrictions.

  a) Diversification of
     Investments:............. 3,380,139   --      10,539
  b) Borrowing:............... 3,380,139   --      10,539
  c) Issuing of Senior
     Securities:.............. 3,380,139   --      10,539
  d) Underwriting:............ 3,380,139   --      10,539
  e) Industry Concentration:.. 3,380,139   --      10,539
  f) Investment in Real
     Estate;.................. 3,380,139   --      10,539
  g) Commodities:............. 3,380,139   --      10,539
  h) Lending:................. 3,380,139   --      10,539
  i) Illiquid Securities:..... 3,380,139   --      10,539
  j) Control or Management:... 3,380,139   --      10,539
  k) Unseasoned Issuers:...... 3,380,139   --      10,539
  l) Borrowing exceeding 5%:...3,380,139...--      10,539
  m) Pledging:................ 3,380,139   --      10,539
  n) Margin Purchases and
     Short Sales:............. 3,380,139   --      10,539
  o) Directors' Ownership of
     Shares:.................. 3,380,139   --      10,539
  p) Interest in Oil, Gas or
     Other Mineral Exploration
     or Development
     Programs:................ 3,380,139   --      10,539
  q) Futures and Options:..... 3,380,139   --      10,539

4. To ratify the selection of PricewaterhouseCoopers LLP as the independent auditors.
                               3,629,139   --       6,341

5. To approve an Interim Investment Advisory Agreement between each Fund and its investment adviser.
                               3,629,139   --       6,341

6. To approve an Investment Advisory Agreement between the Fund and its investment adviser, subject to completion of the merger between United Asset
Management Corporation and Old Mutual Plc.
                               3,629,139   --       6,341